Condensed Financial Information of Parent Company - Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements Captions [Line Items]
Interest expense	$ (2,352)	$ (2,372)	$ (2,418)	$ (2,468)	$ (2,814)	$ (3,034)	$ (3,165)	$ (3,248)	$ (9,610)	$ (12,261)	$ (15,313)
Other expenses									(6,290)	(12,937)	(13,507)
Loss before equity in undistributed loss of subsidiaries and income tax benefit									11,417	(28,491)	(9,646)
Income tax benefit	(246)	(383)	(284)	(284)	(292)	(309)	(357)	(359)	(1,197)	(1,317)	(297)
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 1,452	$ 3,164	$ 2,828	$ 2,776	$ (2,829)	$ (825)	$ (24,248)	$ (1,906)	10,220	(29,808)	(9,943)
Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Interest expense									(2,200)	(2,150)	(2,188)
Other expenses									(3,791)	(4,037)	(4,311)
Management fee income									3,886	4,130	4,573
Loss before equity in undistributed loss of subsidiaries and income tax benefit									(2,105)	(2,057)	(1,926)
Equity in undistributed loss of subsidiaries									11,639	(28,480)	(8,681)
Income tax benefit									686	729	664
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS									$ 10,220	$ (29,808)	$ (9,943)